Goodwill (Details) - Schedule of Goodwill	12 Months Ended
	Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Goodwill [Abstract]
Balance at begining	¥ 70,369,837			¥ 26,644,407
Goodwill gained from acquisition	62,567,430	[1]		62,567,430
Impairment	(22,677,921)		$ (3,194,118)	(18,842,000)
Balance at ending				70,369,837	26,644,407
Disposal of subsidiaries	(47,691,916)
Qingtian International School [Member]
Schedule of Goodwill [Abstract]
Balance at begining	26,644,407			26,644,407
Goodwill gained from acquisition
Impairment
Balance at ending				26,644,407	26,644,407
Disposal of subsidiaries	(26,644,407)
Beijing P.X. [Member]
Schedule of Goodwill [Abstract]
Balance at begining	43,725,430
Goodwill gained from acquisition				62,567,430
Impairment	(22,677,921)			(18,842,000)
Balance at ending				¥ 43,725,430
Disposal of subsidiaries	¥ (21,047,509)

[1]	The goodwill was primarily attributable to the synergy from the joint students recruiting events and channel, intern program design and human resources services fulfillment. The goodwill is not deductible for tax purposes.